11. Lease Liabilities	12 Months Ended
Jun. 30, 2023
Notes
11. Lease Liabilities

11.Lease Liabilities

The movements and carrying amounts of the Company’s ROU assets under lease as per disclosed in Note 7, are summarized as follows:

$
Balance, June 30, 2022 and 2021	-
Additions of lease	63,360
Lease payments	(2,986)
Accretion on lease liabilities	654
Balance, June 30, 2023	61,028
$
Current	29,921
Non-current	31,107
61,028